Leases - Summary of Details of Expense Relating to Lease Contracts As Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 536,517	₩ 509,068
Interest expense on lease liabilities	87,426	91,590
Leases expenses for short-term leases	172,711	235,473
Leases expenses for leases of low-value assets	4,659	3,147
Variable lease payments	62,006	112,158
Total expense relating to lease contracts as lessee	₩ 863,319	₩ 951,436